REVENUE CONCENTRATION and ACCOUNTS RECEIVABLE (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) integer	Dec. 31, 2021 USD ($) integer
Allowance for accounts receivable impairment | $	$ 10,742	$ 10,742
Revenue Benchmark [Member]
Number of customer	0	1
Concentration risk percentage	10.00%	10.00%
Accounts Receivable [Member]
Number of customer	1	1
Concentration risk percentage	10.00%	10.00%